Schedule of Movement of Deferred Tax (Liabilities) Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax (liabilities) assets, Beginning balance	$ (8,243)	$ (13,420)	$ 919
Credited/(Charged) to the consolidated statements of operations and comprehensive income	5,898	5,177	(14,339)
Deferred tax (liabilities) assets, Ending balance	$ (2,345)	$ (8,243)	$ (13,420)